Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Goodwill Rollforward

($ millions)	2021	2020
Goodwill, beginning of year	223.3	230.9
Southeast Saskatchewan asset disposition	(10.6)	—
Saskatchewan gas infrastructure asset disposition	—	(6.4)
Other dispositions	(1.2)	(1.2)
Goodwill, end of year	211.5	223.3